Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (16,800)	$ (64,351)	$ (79,065)
Available-for-sale securities:
Unrealized gains (losses) on available for sales securities	7,100	8,686	(16,912)
Losses (gains) reclassified into net loss	(164)	134	10
Net change	6,936	8,820	(16,902)
Cash flow hedges:
Unrealized losses on cash flow hedges	(89)	(1,480)	(3,450)
Losses (gains) reclassified into net loss	(505)	2,874	2,357
Net change	(594)	1,394	(1,093)
Total other comprehensive income (loss)	6,342	10,214	(17,995)
Comprehensive loss	$ (10,458)	$ (54,137)	$ (97,060)